Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule Of Computation Of net Loss Per Share Attributable to Stockholders
The following table sets forth the computation of the Company’s net loss per share attributable to stockholders (amounts in thousands, except share and per share amounts):

	For the nine months ended September 30,
	2021	2020
Net loss	$(27,822)	$(5,028)
Weighted average common stock outstanding, basic and diluted	9,886,283	10,033,298

Net loss per common share, basic and diluted	$(2.81)	$(0.50)

The following table sets forth the computation of the Company’s net loss per share attributable to stockholders for the years ended December 31, 2020 and 2019 (amounts in thousands, except share and per share amounts):

	For the year ended December 31,
	2020	2019
Net loss	$(8,409)	$(3,406)
Weighted average common stock outstanding, basic and diluted	9,997,049	9,798,949

Net loss per common share, basic and diluted	$(0.84)	$(0.35)

Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share
The following table discloses the weighted-average shares outstanding of securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share as the impact would be anti-dilutive:

	For the nine months ended September 30,
	2021	2020
CIC Restricted Stock	2,121,825	—
Convertible notes	445,701	—
Warrants	42,094	—